Condensed Interim Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
REVENUE
Revenue	$ 39,719,211	$ 39,312,613	$ 83,255,507	$ 68,928,550
OPERATING EXPENSES
Commissions and voyage related costs	6,343,542	8,546,389	13,751,189	14,667,236
Vessel operating expenses	12,853,717	11,257,628	26,551,386	20,477,936
Depreciation	7,185,808	5,713,901	14,237,637	10,622,505
Amortization of deferred dry dock expenditure	684,958	607,394	1,278,809	1,170,024
General and administrative expenses	3,629,032	2,727,980	7,242,359	4,843,622
Total operating expenses	30,697,057	28,853,292	63,061,380	51,781,323
Profit from operations	9,022,154	10,459,321	20,194,127	17,147,227
Interest expense and finance costs	(3,960,098)	(2,529,459)	(8,393,709)	(4,139,228)
Interest income	20,111	4,389	41,251	6,023
Gain on disposal of vessels	451,962	0	451,962	0
Profit before taxes	5,534,129	7,934,251	12,293,631	13,014,022
Income tax	(38,000)	(14,098)	(58,000)	(26,586)
Net profit	$ 5,496,129	$ 7,920,153	$ 12,235,631	$ 12,987,436
Earnings per share, basic and diluted	$ 0.2	$ 0.3	$ 0.46	$ 0.5
Weighted average number of shares outstanding, basic and diluted	27,339,539	26,014,629	26,699,709	25,997,708